Financial and Capital Risk Management and Fair Value Measurement - Summary of changes in level 3 of fair value of hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 4,123
Ending balance	4,822	£ 4,123
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,123
Ending balance	4,634	4,123
Provision for deferred cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	4,123	1,525
Settled during the year		0
Unwinding of the time value of money recognised as a finance charge	451	225
Change in foreign exchange rates	508
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	(448)	2,373
Change in fair value	0	0
Ending balance	4,634	4,123
Warrant liability [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	7,995	49,930
Settled during the year		(2,400)
Unwinding of the time value of money recognised as a finance charge	0	0
Change in foreign exchange rates	0
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	0	0
Change in fair value	(7,593)	(39,535)
Ending balance	£ 402	£ 7,995